Note 14 - Income Taxes	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of income tax [text block]
14.	INCOME TAXES

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	Year ended March 31, 2026	Year ended March 31, 2025	Year ended March 31, 2024
Income (loss) before taxes for the year	$(6,898,108)	$(3,615,375)	$(4,472,170)
Canadian federal and provincial income tax rates	27%	27%	27%
Expected income tax recovery based on above rates	(1,862,000)	(976,000)	(1,207,000)
Change in statutory, foreign tax, foreign exchange rates and other	-	35,000	(3,000)
Permanent difference	459,000	214,000	204,000)
Impact of spin-out transaction	(129,000)	(527,000)	-
Impact of flow-through shares	1,462,000	130,000	124,000
Share issue costs	(319,000)	(182,000)	(129,000)
Adjustment to prior year’s provision versus statutory tax returns and expiry of non-capital losses	1,234,000	330,000	(94,000)
Change in unrecognized deductible temporary differences	(845,000)	976,000	1,105,000
Deferred income tax recovery	$-	$-	$-

The Canadian income tax rate declined/increased during the year due to changes in the law that reduced/increased corporate income tax rates in Canada/British Columbia.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	Year ended March 31, 2026	Year ended March 31, 2025
Deferred tax assets (liabilities)
Exploration and evaluation assets	$(4,448,000)	$(1,257,000)
Marketable securities	(104,000)	-
Non-capital losses	4,552,000	1,257,000
	$-	$-

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

14.	INCOME TAXES (Continued)

The significant components of the Company’s temporary differences and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	Year ended March 31, 2026	Expiry date range year ended March 31, 2026	Year ended March 31, 2025	Expiry date range year ended March 31, 2025
Temporary differences
Share issue costs	$1,562,000	2046 to 2049	869,000	$2046 to 2049
Other	97,000	No expiry date	-	No expiry date
Investment in associate	-	No expiry date	106,000	No expiry date
Allowable capital losses	-	No expiry date	-	No expiry date
Net operating losses available for future period	-	No expiry date	-	No expiry date
Non-capital losses available for future period	10,928,000	2031 to 2046	15,182,000	2031 to 2045
Canada	12,459,000	2031 to 2046	19,837,000	2031 to 2045
USA	-	No expiry date	-	No expiry date

Tax attributes are subject to review, and potential adjustment, by tax authorities.

During the year ended March 31, 2025, the Company incurred $193,262 in income tax penalties and interest for the late filing of tax returns in the United States.